Other financial assets - Summary of other financial assets including non-quasi equity loans to equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets [Abstract]
Non-current derivative financial instruments	$ 531	$ 308
Non-current equity shares and quoted funds	66	52
Other non-current investments, including loans	231	236
Non-current loans to equity accounted units	1	39
Current derivative financial instruments	134	58
Current equity shares and quoted funds	9	9
Other current investments, including loans	2,668	2,603
Current loans to equity accounted units	40	0
Derivative financial assets	665	366
Equity shares and quoted funds	75	61
Other investments, including loans	2,899	2,839
Loans to equity accounted units	41	39
Other financial assets, non-current	829	635
Other financial assets, current	2,851	2,670
Other financial assets	$ 3,680	$ 3,305